General, Administrative and Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Schedule of General, Administrative and Other Operating Expenses

General, administrative and other operating expenses are comprised of the following:

	Years ended December 31,
	2014	2013	2012
Personnel and social contributions	224,263	272,441	301,623
Office expenses	41,389	45,536	43,787
Depreciation	21,599	40,570	22,178
Fines, penalties	21,538	17,615	9,977
Audit and consulting services	14,436	19,769	24,975
Consumables	13,731	23,068	16,974
Social expenses	13,687	15,356	20,997
Banking charges and services	6,860	17,083	17,098
Rent	6,834	11,515	10,301
Business trips	4,016	5,982	7,593
Disposals of property, plant and equipment	1,709	4,907	(4,663)
Insurance	2,466	2,991	5,400
Mitigation of accidents consequences	1,199	5,504	4,388
Other	18,879	27,768	26,193

Total general, administrative and other operating expenses, net	392,606	510,105	506,821